Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

July 2, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        Schwab Strategic Trust (File Nos. 333-160595 and 811-22311)

Schwab U.S. REIT ETF

Post-Effective Amendment No. 41

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated June 28, 2013, for the above-named fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Director and Corporate Counsel
Charles Schwab Investment Management, Inc.